Segment and Geographic Information - Summary of Company's Revenue Generated from Sales of Semiconductors Solutions (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 75,448	$ 54,538	$ 78,245	$ 50,338	$ 29,078
Home Entertainment [Member]
Segment Reporting Information [Line Items]
Revenue	68,371	50,614	73,611	48,995	27,991
Cloud Computing Market [Member]
Segment Reporting Information [Line Items]
Revenue	$ 7,077	$ 3,924	$ 4,634	$ 1,343	$ 1,087